Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue
Revenue from contracts with customers	€ 4,319,418	€ 4,442,437
Revenue from insurance contracts	382,930	246,863
Revenue from lease contracts	22,174	14,918
Revenue	4,724,522	4,704,218
Health care services
Revenue
Revenue from contracts with customers	3,365,334	3,465,868
Revenue from insurance contracts	382,930	246,863
Revenue	3,748,264	3,712,731
Health care products
Revenue
Revenue from contracts with customers	954,084	976,569
Revenue from lease contracts	22,174	14,918
Revenue	€ 976,258	€ 991,487